Global Equity Fund (Prospectus Summary) | Global Equity Fund
Global Equity Fund Summary
Investment Objective
The Fund seeks to provide long-term growth and capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
More information about these and other discounts is available from your investment professional and in Investing with Victory on page 15 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information
(SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Global Equity Fund		Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)		none	1.00%	none
Redemption Fees (as a percentage of the amount redeemed)	[1]	2.00%	2.00%	2.00%
[1]	This fee only applies to Fund shares redeemed or exchanged within the first 30 days of their acquisition by either a purchase or exchange.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Equity Fund		Class A	Class C	Class I
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	1.00%	none
Other Expenses	[1]	1.90%	1.59%	1.71%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		2.72%	3.41%	2.53%
Fee Waiver/Expense Reimbursement		(1.30%)	(1.24%)	(1.36%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.42%	2.17%	1.17%
[1]	Includes a shareholder servicing fee of 0.25% applicable to Class A shares
[2]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) of Class A, Class C and Class I shares do not exceed 1.40%, 2.15% and 1.15%, respectively, until at least February 28, 2020.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	711	998	1,307	2,507
Class C	320	679	1,164	2,811
Class I	119	372	644	1,793

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Global Equity Fund Class C	220	679	1,164	2,811

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 87%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in U.S. and foreign equity securities of companies of any size, located in any country, including countries with developing or emerging markets. The equity securities in which the Fund invests may include preferred stock and securities with equity-like characteristics. The Fund's equity investments may take the form of depository receipts and exchange-traded funds.

When making investment decisions, the Adviser employs a life cycle-based approach to identify companies with a favorable combination of company fundamentals and valuation.

For purposes of these investment strategies, "net assets" include any borrowing for investment purposes.

Under normal circumstances, the Fund:

o Will invest at least 80% of its net assets in equity securities (the Fund will not change this policy unless it notifies shareholders at least 60 days in advance);

o Will invest a significant amount of its assets in equity securities of companies domiciled outside the U.S. or with significant business and/or assets outside the U.S.;

o Will invest at least 20% of its net assets in U.S. dollar-denominated securities; and

o May invest up to 20% of its net assets in cash or cash equivalents.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

o Emerging market companies lose market share or profits. Emerging markets generally experience the most volatility.

o Smaller companies lose market share or profits. Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

o A company's earnings do not increase as expected.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o Returns are reduced as a result of actively trading the Fund's portfolio.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and
Class I shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI AC World Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 9.45% (quarter ended December 31, 2011) Lowest -19.00% (quarter ended September 30, 2011)
The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI AC World Index.
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Global Equity Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception
Class A	CLASS A Before Taxes		(11.34%)	1.31%	[1]
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions		(11.37%)	1.04%	[1]
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares		(7.08%)	1.11%	[1]
Class C	CLASS C Before Taxes		(7.57%)	3.93%	[1]
Class I	CLASS I Before Taxes		(5.70%)	4.97%	[1]
MSCI AC World Index	MSCI AC World Index	[2]	(6.86%)	1.22%	[1]
[1]	Performance is from March 18, 2010 inception date of Class A, Class C and Class I shares.
[2]	The average annual total returns of the Fund's former index, the MSCI World Index, are (5.02)% for the year ended December 31, 2011 and 1.79% for the life of the Fund. Effective February 29, 2012, the MSCI AC World Index has been selected as the Fund's new index because the Adviser believes that the securities in which the Fund invests pursuant to its investment strategy correspond more closely to the securities included in that index. In particular, the new index includes emerging markets stocks, in which the Fund invests, and which the former index did not include.